This table provides the changes on dividends and interest on capital payable: (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Proposed dividends	R$ (1,967)	R$ 1,482	R$ 764
Change Dividend [Member]
IfrsStatementLineItems [Line Items]
Balances at December 31, 2020	1,449	744
Proposed dividends	1,967	1,482
Proposed dividends - Non-controlling interests	1	1
Withholding income tax on interest on capital	(91)	(50)
Dividends retained – Minas Gerais state government (Note 11)	(13)	(130)
Dividends paid	(1,403)	(598)
Balances at December 31, 2021	R$ 1,910	R$ 1,449	R$ 744